Acquisition (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Aug. 26, 2025 CNY (¥)	Aug. 26, 2025 USD ($)	Apr. 01, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Acquisition [Line Items]
Original shareholders for a cash consideration (in Dollars) | $
Cash consideration				¥ 1,224	$ 175		¥ 3,546
Acquisition of SH Entertainment [Member]
Acquisition [Line Items]
Equity percentage	70.00%	70.00%
Acquisition of Star Home [Member]
Acquisition [Line Items]
Share acquisition agreement equity rate			70.00%
Acquisition of SH Entertainment [Member]
Acquisition [Line Items]
Total consideration	¥ 7,930	$ 1,134
Cash consideration	1,224
Consideration settlement	¥ 6,706
Recognized goodwill expected to be deductible for income tax purposes